Investment Objectives and Goals - Fundstrat Granny Shots US Large Cap ETF	Feb. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fundstrat Granny Shots US Large Cap ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fundstrat Granny Shots US Large Cap ETF (the “Fund”) seeks long-term capital appreciation.